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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Litespeed Management LLC
Address: 237 Park Ave Ste 900
         New York, NY 10017

Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jamie Zimmerman
Title: Authorized Signatory
Phone: 212-808-7420

Signature, Place, and Date of Signing:


Jamie Zimmerman                         New York, NY              August 13,2010
-------------------------------------   -----------------------   --------------
[Signature]                             [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-
-------------          -----------------------------------------
[Repeat as necessary.]

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          15
Form 13F Information Table Value Total: $    213157
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number        Name
---   --------------------        ----
28-
      -----   -----------------   ------------------------
      [Repeat as necessary.]
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                             VALUATION CURRENCY: USD

            ITEM 1              ITEM 2    ITEM 3      ITEM 4         ITEM 5          ITEM 6       ITEM 7            ITEM 8
------------------------------ -------- --------- -------------- ------------- ----------------- -------- --------------------------
                                                                                   Investment
                                                       Fair        Shares of       Descretion                  Voting Authority
                               Title of   Cusip       Market       Principal   -----------------          --------------------------
        Name of Issuer           Class    Number       Value         Amount    Sole Shared Other Managers      Sole     Shared Other
------------------------------ -------- --------- -------------- ------------- ---- ------ ----- -------- ------------- ------ -----
AIRGAS, INC.                   Common   009363102  28,796,796.00    462,971.00 X                 LITE        462,971.00      0     0
ANADARKO PETROLEUM CORPORATION Common   032511107  15,338,250.00    425,000.00 X                 LITE        425,000.00      0     0
APPLIED SIGNAL TECHNOLOGY      Common   038237103   1,589,940.00     80,913.00 X                 LITE         80,913.00      0     0
ARGON ST, INC.                 Common   040149106  23,572,763.00    687,453.00 X                 LITE        687,453.00      0     0
COCA-COLA ENTERPRISES INC.     Common   191219104  33,359,400.00  1,290,000.00 X                 LITE      1,290,000.00      0     0
EAGLE MATERIALS INC.           Common   26969p108  14,982,354.00    577,800.00 X                 LITE        577,800.00      0     0
GRAY TELEVISION INC.           Common   389375106   3,740,277.00  1,551,982.00 X                 LITE      1,551,982.00      0     0
MARINER ENERGY INC.            Common   56845t305  25,392,539.00  1,182,148.00 X                 LITE      1,182,148.00      0     0
NEXSTAR BROADCASTING GROUP- A  Common   65336k103     347,452.00     79,327.00 X                 LITE         79,327.00      0     0
NORTHWESTERN CORP.             Common   668074305     694,064.00     26,491.00 X                 LITE         26,491.00      0     0
STEWART INFORMATION SERVICES   Common   860372101   7,495,918.00    831,033.00 X                 LITE        831,033.00      0     0
TALECRIS BIOTHERAPEUTICS
   HOLDINGS CORP.              Common   874227101  13,587,915.00    643,977.00 X                 LITE        643,977.00      0     0
THERAVANCE INC.                Common   88338t104  18,112,113.00  1,440,900.00 X                 LITE      1,440,900.00      0     0
UNITED STATES OIL FUND LP      Common   91232N108  20,885,400.00    615,000.00 X                 LITE        615,000.00      0     0
YRC WORLDWIDE, INC.            Common   984249102   5,261,370.00 35,075,800.00 X                 LITE     35,075,800.00      0     0
                                                  --------------
                          Total Under Management: 213,156,551.00